                                 UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-4492
-------------------------------------------------------------------------------

                               MFS SERIES TRUST X
-------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
-------------------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                                Susan S. Newton
                    Massachusetts Financial Services Company
                              500 Boylston Street
                          Boston, Massachusetts 02116
-------------------------------------------------------------------------------
                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000
-------------------------------------------------------------------------------

                        Date of fiscal year end: May 31
-------------------------------------------------------------------------------

                   Date of reporting period: August 31, 2005
-------------------------------------------------------------------------------

This Form N-Q pertains to the following series of the Registrant: MFS Aggressive Growth Allocation Fund, MFS Conservative Allocation Fund, MFS Emerging Markets Equity Fund, MFS Growth Allocation Fund, MFS International Diversification Fund, MFS International Growth Fund, MFS International Value Fund and MFS Moderate Allocation Fund.

ITEM 1. SCHEDULE OF INVESTMENTS.

MFS(R) Mutual Funds

QUARTERLY PORTFOLIO HOLDINGS 08/31/05

MFS(R) INTERNATIONAL
VALUE FUND

[graphic omitted]


                                                          [logo] M F S(R)
                                                          INVESTMENT MANAGEMENT

MFS International Value Fund
PORTFOLIO OF INVESTMENTS (Unaudited) 08/31/2005
ISSUER                                                                                              SHARES                $ VALUE
---------------------------------------------------------------------------------------------------------------------------------
STOCKS - 96.6%
---------------------------------------------------------------------------------------------------------------------------------
AIRLINES - 1.0%
---------------------------------------------------------------------------------------------------------------------------------
easyJet Airline Co. Ltd.*                                                                          379,460           $  2,004,624
---------------------------------------------------------------------------------------------------------------------------------
SANEF^*                                                                                              8,530                525,221
---------------------------------------------------------------------------------------------------------------------------------
Thai Airways International Public Co. Ltd.                                                       1,585,500              1,427,205
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  3,957,050
---------------------------------------------------------------------------------------------------------------------------------
ALCOHOLIC BEVERAGES - 1.0%
---------------------------------------------------------------------------------------------------------------------------------
Diageo PLC                                                                                         276,894           $  3,972,411
---------------------------------------------------------------------------------------------------------------------------------
APPAREL MANUFACTURERS - 1.5%
---------------------------------------------------------------------------------------------------------------------------------
Impact 21 Co. Ltd.                                                                                  77,900           $  1,908,646
---------------------------------------------------------------------------------------------------------------------------------
Sanyo Shokai Ltd. ^                                                                                554,900              3,689,279
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  5,597,925
---------------------------------------------------------------------------------------------------------------------------------
AUTOMOTIVE - 5.0%
---------------------------------------------------------------------------------------------------------------------------------
Autoliv, Inc.^                                                                                      52,360           $  2,330,278
---------------------------------------------------------------------------------------------------------------------------------
Bayerische Motoren Werke AG^                                                                        61,860              2,794,693
---------------------------------------------------------------------------------------------------------------------------------
Compagnie Generale des Etablissements Michelin^                                                     33,590              2,046,703
---------------------------------------------------------------------------------------------------------------------------------
PSA Peugeot Citroen S.A.^                                                                           60,300              3,763,707
---------------------------------------------------------------------------------------------------------------------------------
Renault S.A.^                                                                                       29,130              2,583,966
---------------------------------------------------------------------------------------------------------------------------------
Toyota Motor Corp.                                                                                 138,400              5,667,494
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 19,186,841
---------------------------------------------------------------------------------------------------------------------------------
BANKS & CREDIT COMPANIES - 13.2%
---------------------------------------------------------------------------------------------------------------------------------
Aiful Corp.                                                                                         50,850           $  3,917,690
---------------------------------------------------------------------------------------------------------------------------------
BNP Paribas^                                                                                        61,080              4,466,129
---------------------------------------------------------------------------------------------------------------------------------
Close Brothers Group PLC                                                                            68,190                981,056
---------------------------------------------------------------------------------------------------------------------------------
Credit Agricole S.A.^                                                                              236,989              6,340,336
---------------------------------------------------------------------------------------------------------------------------------
DEPFA Bank PLC                                                                                     105,610              1,783,541
---------------------------------------------------------------------------------------------------------------------------------
DNB Holding A.S.A. ^                                                                               208,700              2,208,746
---------------------------------------------------------------------------------------------------------------------------------
Grupo Financiero Inbursa S.A. de C.V                                                               518,880              1,072,564
---------------------------------------------------------------------------------------------------------------------------------
Hana Bank                                                                                           83,890              2,532,414
---------------------------------------------------------------------------------------------------------------------------------
Irish Life & Permanent PLC                                                                         135,860              2,515,470
---------------------------------------------------------------------------------------------------------------------------------
Joyo Bank                                                                                          238,000              1,307,733
---------------------------------------------------------------------------------------------------------------------------------
Kookmin Bank                                                                                        34,590              1,737,035
---------------------------------------------------------------------------------------------------------------------------------
Krung Thai Bank PLC                                                                              5,483,940              1,282,133
---------------------------------------------------------------------------------------------------------------------------------
Krungthai Card PLC                                                                               1,778,900                935,242
---------------------------------------------------------------------------------------------------------------------------------
LIC Housing Finance Ltd.                                                                           192,300                904,910
---------------------------------------------------------------------------------------------------------------------------------
Nordea Bank AB                                                                                     386,750              3,756,160
---------------------------------------------------------------------------------------------------------------------------------
Royal Bank of Scotland Group PLC                                                                   202,188              5,909,105
---------------------------------------------------------------------------------------------------------------------------------
Shinsei Bank Ltd.                                                                                  247,000              1,530,508
---------------------------------------------------------------------------------------------------------------------------------
Takefuji Corp.                                                                                     111,410              7,817,050
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 50,997,822
---------------------------------------------------------------------------------------------------------------------------------
BROADCAST & CABLE TV - 3.0%
---------------------------------------------------------------------------------------------------------------------------------
Findexa Ltd.                                                                                       298,460           $  1,271,933
---------------------------------------------------------------------------------------------------------------------------------
Pages Jaunes S.A                                                                                   157,830              4,093,482
---------------------------------------------------------------------------------------------------------------------------------
Premiere AG*                                                                                        49,620              1,529,165
---------------------------------------------------------------------------------------------------------------------------------
Tokyo Broadcasting System, Inc.                                                                    231,400              4,475,933
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 11,370,513
---------------------------------------------------------------------------------------------------------------------------------
BROKERAGE & ASSET MANAGERS - 0.4%
---------------------------------------------------------------------------------------------------------------------------------
ICAP PLC                                                                                           298,420           $  1,712,915
---------------------------------------------------------------------------------------------------------------------------------
BUSINESS SERVICES - 0.4%
---------------------------------------------------------------------------------------------------------------------------------
PHS Group PLC                                                                                      741,450           $  1,530,632
---------------------------------------------------------------------------------------------------------------------------------
CHEMICALS - 1.8%
---------------------------------------------------------------------------------------------------------------------------------
Hanwha Chemical Corp.                                                                              131,810           $  1,553,146
---------------------------------------------------------------------------------------------------------------------------------
Syngenta AG                                                                                         49,900              5,323,748
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  6,876,894
---------------------------------------------------------------------------------------------------------------------------------
CONSTRUCTION - 3.1%
---------------------------------------------------------------------------------------------------------------------------------
Geberit AG                                                                                           4,480           $  3,292,150
---------------------------------------------------------------------------------------------------------------------------------
Italcementi S.p.A                                                                                  289,830              3,360,452
---------------------------------------------------------------------------------------------------------------------------------
Sekisui Chemical Co. Ltd.                                                                          469,000              3,043,556
---------------------------------------------------------------------------------------------------------------------------------
Urbi Desarrollos Urbanos S.A. de C.V.*                                                             136,000                859,160
---------------------------------------------------------------------------------------------------------------------------------
Wienerberger AG                                                                                     29,200              1,203,979
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 11,759,297
---------------------------------------------------------------------------------------------------------------------------------
CONSUMER GOODS & SERVICES - 0.7%
---------------------------------------------------------------------------------------------------------------------------------
Unicharm Corp. ^                                                                                    64,400           $  2,852,098
---------------------------------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT - 1.0%
---------------------------------------------------------------------------------------------------------------------------------
Bodycote International PLC                                                                         290,170           $  1,123,097
---------------------------------------------------------------------------------------------------------------------------------
Samsung SDI Co. Ltd.                                                                                11,380              1,071,558
---------------------------------------------------------------------------------------------------------------------------------
Schneider Electric S.A. ^                                                                           19,202              1,514,537
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  3,709,192
---------------------------------------------------------------------------------------------------------------------------------
ELECTRONICS - 4.5%
---------------------------------------------------------------------------------------------------------------------------------
Barco N.V                                                                                           16,050           $  1,195,994
---------------------------------------------------------------------------------------------------------------------------------
Brother Industries Ltd.                                                                            116,000                936,740
---------------------------------------------------------------------------------------------------------------------------------
CANON, Inc.                                                                                         63,000              3,190,200
---------------------------------------------------------------------------------------------------------------------------------
OMRON Corp.                                                                                         91,200              2,023,710
---------------------------------------------------------------------------------------------------------------------------------
Ricoh Co. Ltd.                                                                                     182,000              2,836,032
---------------------------------------------------------------------------------------------------------------------------------
Royal Philips Electronics N.V                                                                       57,040              1,500,485
---------------------------------------------------------------------------------------------------------------------------------
Samsung Electronics Co. Ltd.                                                                         7,910              4,171,831
---------------------------------------------------------------------------------------------------------------------------------
Seiko Epson Corp.                                                                                   52,100              1,625,441
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 17,480,433
---------------------------------------------------------------------------------------------------------------------------------
ENERGY - INDEPENDENT - 3.3%
---------------------------------------------------------------------------------------------------------------------------------
Cairn Energy PLC*                                                                                   64,470           $  2,071,459
---------------------------------------------------------------------------------------------------------------------------------
CNOOC Ltd.                                                                                       3,641,000              2,619,192
---------------------------------------------------------------------------------------------------------------------------------
EnCana Corp.*                                                                                       84,930              4,161,777
---------------------------------------------------------------------------------------------------------------------------------
Neste Oil OYJ*                                                                                      66,492              2,233,539
---------------------------------------------------------------------------------------------------------------------------------
PTT Public Co.                                                                                     277,640              1,641,288
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 12,727,255
---------------------------------------------------------------------------------------------------------------------------------
ENERGY - INTEGRATED - 6.9%
---------------------------------------------------------------------------------------------------------------------------------
BP PLC, ADR                                                                                        108,612           $  7,426,889
---------------------------------------------------------------------------------------------------------------------------------
LUKOIL, ADR                                                                                         32,230              1,569,601
---------------------------------------------------------------------------------------------------------------------------------
Repsol YPF S.A                                                                                      97,530              2,887,667
---------------------------------------------------------------------------------------------------------------------------------
Statoil A.S.A                                                                                      175,810              4,318,384
---------------------------------------------------------------------------------------------------------------------------------
TOTAL S.A., ADR^                                                                                    79,712             10,509,230
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 26,711,771
---------------------------------------------------------------------------------------------------------------------------------
FOOD & DRUG STORES - 2.3%
---------------------------------------------------------------------------------------------------------------------------------
Carrefour S.A.^                                                                                     81,230           $  3,781,548
---------------------------------------------------------------------------------------------------------------------------------
Lawson, Inc.^                                                                                       56,500              2,116,434
---------------------------------------------------------------------------------------------------------------------------------
William Morrison Supermarkets PLC                                                                  869,160              2,843,464
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  8,741,446
---------------------------------------------------------------------------------------------------------------------------------
FOOD & NON-ALCOHOLIC BEVERAGES - 5.0%
---------------------------------------------------------------------------------------------------------------------------------
CoolBrands International, Inc.*                                                                    173,080           $    437,108
---------------------------------------------------------------------------------------------------------------------------------
Greencore Group PLC                                                                                310,756              1,359,895
---------------------------------------------------------------------------------------------------------------------------------
Kirin Beverage Corp.^                                                                               54,500              1,194,257
---------------------------------------------------------------------------------------------------------------------------------
Nestle S.A.^                                                                                        41,176             11,570,789
---------------------------------------------------------------------------------------------------------------------------------
Unilever PLC                                                                                       451,670              4,563,491
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 19,125,540
---------------------------------------------------------------------------------------------------------------------------------
FOREST & PAPER PRODUCTS - 0.4%
---------------------------------------------------------------------------------------------------------------------------------
Abitibi-Consolidated, Inc.                                                                         386,660           $  1,660,044
---------------------------------------------------------------------------------------------------------------------------------
FURNITURE & APPLIANCES - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
Indesit Co. S.p.A. ^                                                                                81,430           $    948,580
---------------------------------------------------------------------------------------------------------------------------------
GAMING & LODGING - 0.6%
---------------------------------------------------------------------------------------------------------------------------------
OPAP S.A                                                                                            28,000           $    889,714
---------------------------------------------------------------------------------------------------------------------------------
William Hill Organization Ltd.                                                                     144,440              1,536,984
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  2,426,698
---------------------------------------------------------------------------------------------------------------------------------
INSURANCE - 4.0%
---------------------------------------------------------------------------------------------------------------------------------
Aviva PLC                                                                                          264,880           $  2,937,052
---------------------------------------------------------------------------------------------------------------------------------
Benfield Group PLC                                                                                 559,580              2,886,412
---------------------------------------------------------------------------------------------------------------------------------
Catlin Group Ltd.                                                                                  133,900              1,106,887
---------------------------------------------------------------------------------------------------------------------------------
Hiscox PLC                                                                                         584,860              1,990,288
---------------------------------------------------------------------------------------------------------------------------------
Jardine Lloyd Thompson Group PLC                                                                   529,400              3,800,510
---------------------------------------------------------------------------------------------------------------------------------
Riunione Adriatica di Sicurta S.p.A. ^                                                              84,360              1,753,772
---------------------------------------------------------------------------------------------------------------------------------
St. James's Place Capital PLC                                                                      208,660                947,278
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 15,422,199
---------------------------------------------------------------------------------------------------------------------------------
LEISURE & TOYS - 1.7%
---------------------------------------------------------------------------------------------------------------------------------
Heiwa Corp. ^                                                                                      166,000           $  2,498,733
---------------------------------------------------------------------------------------------------------------------------------
Nintendo Co. Ltd. ^                                                                                 26,500              2,792,189
---------------------------------------------------------------------------------------------------------------------------------
Tamron Co. Ltd. ^                                                                                   87,900              1,110,537
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  6,401,459
---------------------------------------------------------------------------------------------------------------------------------
MACHINERY & TOOLS - 3.0%
---------------------------------------------------------------------------------------------------------------------------------
Alfa Laval AB^                                                                                      83,420           $  1,439,884
---------------------------------------------------------------------------------------------------------------------------------
ASSA ABLOY AB, "B"^                                                                                187,240              2,517,726
---------------------------------------------------------------------------------------------------------------------------------
Fanuc Ltd. ^                                                                                        33,100              2,512,573
---------------------------------------------------------------------------------------------------------------------------------
Finning International, Inc.                                                                         36,730              1,193,516
---------------------------------------------------------------------------------------------------------------------------------
Hyundai Mobis                                                                                       25,830              1,852,078
---------------------------------------------------------------------------------------------------------------------------------
Sandvik AB                                                                                          43,400              1,928,414
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 11,444,191
---------------------------------------------------------------------------------------------------------------------------------
METALS & MINING - 1.1%
---------------------------------------------------------------------------------------------------------------------------------
Anglo American PLC                                                                                 169,350           $  4,292,057
---------------------------------------------------------------------------------------------------------------------------------
NATURAL GAS - DISTRIBUTION - 2.0%
---------------------------------------------------------------------------------------------------------------------------------
Gaz de France                                                                                       59,300           $  1,980,987
---------------------------------------------------------------------------------------------------------------------------------
Tokyo Gas Co. Ltd. ^                                                                             1,515,000              5,669,594
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  7,650,581
---------------------------------------------------------------------------------------------------------------------------------
NETWORK & TELECOM - 0.5%
---------------------------------------------------------------------------------------------------------------------------------
AFK Sistema, GDR#                                                                                   60,660           $  1,225,332
---------------------------------------------------------------------------------------------------------------------------------
ZTE Corp.                                                                                          257,000                718,425
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  1,943,757
---------------------------------------------------------------------------------------------------------------------------------
OIL SERVICES - 2.0%
---------------------------------------------------------------------------------------------------------------------------------
Compagnie Generale de Geophysique S.A. ^*                                                           21,630           $  2,197,057
---------------------------------------------------------------------------------------------------------------------------------
Fugro N.V                                                                                           49,644              1,491,351
---------------------------------------------------------------------------------------------------------------------------------
Tenaris S.A., ADR                                                                                   15,410              1,764,137
---------------------------------------------------------------------------------------------------------------------------------
Vallourec S.A                                                                                        5,100              2,137,503
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  7,590,048
---------------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS - 4.5%
---------------------------------------------------------------------------------------------------------------------------------
Astellas Pharma, Inc.                                                                               45,200           $  1,613,137
---------------------------------------------------------------------------------------------------------------------------------
AstraZeneca PLC                                                                                     78,800              3,611,899
---------------------------------------------------------------------------------------------------------------------------------
Roche Holding AG                                                                                    22,960              3,181,049
---------------------------------------------------------------------------------------------------------------------------------
Sanofi-Synthelabo^                                                                                  43,428              3,723,919
---------------------------------------------------------------------------------------------------------------------------------
Schering AG                                                                                         40,400              2,557,287
---------------------------------------------------------------------------------------------------------------------------------
Tanabe Seiyaku Co. Ltd. ^                                                                          280,000              2,707,394
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 17,394,685
---------------------------------------------------------------------------------------------------------------------------------
PRINTING & PUBLISHING - 1.3%
---------------------------------------------------------------------------------------------------------------------------------
Reed Elsevier PLC                                                                                  161,820           $  1,525,245
---------------------------------------------------------------------------------------------------------------------------------
Yell Group PLC                                                                                     427,040              3,488,616
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  5,013,861
---------------------------------------------------------------------------------------------------------------------------------
SPECIALTY CHEMICALS - 1.3%
---------------------------------------------------------------------------------------------------------------------------------
L'Air Liquide S.A. ^                                                                                28,690           $  4,999,778
---------------------------------------------------------------------------------------------------------------------------------
SPECIALTY STORES - 1.2%
---------------------------------------------------------------------------------------------------------------------------------
EDION Corp.^                                                                                        55,000           $    765,770
---------------------------------------------------------------------------------------------------------------------------------
Grupo Elektra S.A. de C.V                                                                          153,590              1,097,275
---------------------------------------------------------------------------------------------------------------------------------
Matalan PLC                                                                                        429,710              1,574,932
---------------------------------------------------------------------------------------------------------------------------------
NEXT PLC                                                                                            46,540              1,270,325
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  4,708,302
---------------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS - WIRELESS - 4.0%
---------------------------------------------------------------------------------------------------------------------------------
KDDI Corp.                                                                                             559           $  2,961,771
---------------------------------------------------------------------------------------------------------------------------------
MobilCom AG^                                                                                        64,040              1,575,685
---------------------------------------------------------------------------------------------------------------------------------
O2 PLC                                                                                           1,018,980              2,815,461
---------------------------------------------------------------------------------------------------------------------------------
Vodafone Group PLC                                                                               2,975,351              8,179,746
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 15,532,663
---------------------------------------------------------------------------------------------------------------------------------
TELEPHONE SERVICES - 5.8%
---------------------------------------------------------------------------------------------------------------------------------
Brasil Telecom Participacoes S.A., ADR^                                                             20,670           $    753,422
---------------------------------------------------------------------------------------------------------------------------------
Deutsche Telekom AG^                                                                               320,110              6,091,020
---------------------------------------------------------------------------------------------------------------------------------
FastWeb S.p.A.^*                                                                                    24,170              1,039,824
---------------------------------------------------------------------------------------------------------------------------------
Hanaro Telecom, Inc.*                                                                              248,469                590,639
---------------------------------------------------------------------------------------------------------------------------------
KT Freetel Co. Ltd.                                                                                 88,750              2,154,813
---------------------------------------------------------------------------------------------------------------------------------
Royal KPN N.V                                                                                      489,510              4,632,531
---------------------------------------------------------------------------------------------------------------------------------
Telecom Corp. of New Zealand Ltd. ^                                                                542,902              2,293,989
---------------------------------------------------------------------------------------------------------------------------------
Telefonica S.A                                                                                     284,150              4,706,800
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 22,263,038
---------------------------------------------------------------------------------------------------------------------------------
TOBACCO - 2.3%
---------------------------------------------------------------------------------------------------------------------------------
British American Tobacco PLC                                                                       346,350           $  6,990,870
---------------------------------------------------------------------------------------------------------------------------------
Swedish Match AB^                                                                                  150,510              1,915,849
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  8,906,719
---------------------------------------------------------------------------------------------------------------------------------
TRUCKING - 1.8%
---------------------------------------------------------------------------------------------------------------------------------
Singapore Post Ltd.                                                                              3,047,200           $  1,850,735
---------------------------------------------------------------------------------------------------------------------------------
TNT N.V.^                                                                                          195,050              5,017,279
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  6,868,014
---------------------------------------------------------------------------------------------------------------------------------
UTILITIES - ELECTRIC POWER - 4.7%
---------------------------------------------------------------------------------------------------------------------------------
Fortum Corp.                                                                                       224,790           $  4,375,390
---------------------------------------------------------------------------------------------------------------------------------
Iberdrola S.A. ^                                                                                    85,470              2,197,787
---------------------------------------------------------------------------------------------------------------------------------
Kelda Group PLC                                                                                    161,500              1,979,574
---------------------------------------------------------------------------------------------------------------------------------
Scottish Power PLC                                                                                  92,900                843,497
---------------------------------------------------------------------------------------------------------------------------------
Severn Trent PLC                                                                                   100,850              1,775,659
---------------------------------------------------------------------------------------------------------------------------------
Suez S.A.^*                                                                                        143,830              4,191,356
---------------------------------------------------------------------------------------------------------------------------------
Tohoku Electric Power Co., Inc.                                                                     83,700              1,819,866
---------------------------------------------------------------------------------------------------------------------------------
United Utilities PLC                                                                                79,950                924,422
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 18,107,551
---------------------------------------------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $325,190,382)                                                                         $371,884,260
---------------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS - 0.8%
---------------------------------------------------------------------------------------------------------------------------------
CHEMICALS - 0.8%
---------------------------------------------------------------------------------------------------------------------------------
Henkel KGaA (Identified Cost, $3,001,780)                                                           34,300           $  3,247,012
---------------------------------------------------------------------------------------------------------------------------------
COLLATERAL FOR SECURITIES LOANED - 15.7%
---------------------------------------------------------------------------------------------------------------------------------
Navigator Securities Lending Prime Portfolio, at Cost and Net Asset Value                       60,249,879           $ 60,249,879
---------------------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                          PAR AMOUNT                $ VALUE
---------------------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT - 4.1%
---------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley, 3.58%, dated 8/31/05, due 9/1/05, total to be received $15,724,564
(secured by various U.S. Treasury and Federal Agency obligations in a jointly traded
account), at Cost                                                                            $  15,723,000           $ 15,723,000
---------------------------------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $404,165,041) ~                                                                  $451,104,151
---------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - (17.2)%                                                                              (66,097,771)
---------------------------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                                                  $385,006,380
---------------------------------------------------------------------------------------------------------------------------------

        * Non-income producing security.
        ^ All or a portion of this security is on loan.
        # SEC Rule 144A restriction.
        ~ As of August 31, 2005, the fund had one security representing $1,225,332 and 0.3% of net assets that was fair valued in accordance with the policies adopted by the Board of Trustees.
    ADR = American Depository Receipt
    GDR = Global Depository Receipt

COUNTRY WEIGHTINGS

--------------------------------------
Great Britain                    23.0%
--------------------------------------
Japan                            19.4%
--------------------------------------
France                           15.3%
--------------------------------------
Switzerland                       6.1%
--------------------------------------
Germany                           5.1%
--------------------------------------
South Korea                       4.1%
--------------------------------------
Sweden                            3.6%
--------------------------------------
Netherlands                       3.3%
--------------------------------------
Spain                             2.5%
--------------------------------------
Other                            17.6%
--------------------------------------

Percentages as based on total net assets as of August 31, 2005.

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS INTERNATIONAL VALUE FUND
SUPPLEMENTAL SCHEDULES (UNAUDITED) 08/31/2005

(1) Portfolio Securities
The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund as computed on a federal income tax basis, are as follows:


Aggregate Cost                                                   $ 404,619,185
                                                                 =============
Gross unrealized appreciation                                    $  51,696,543
Gross unrealized depreciation                                       (5,211,577)
                                                                 -------------
Net unrealized appreciation(depreciation)                        $  46,484,966
                                                                 =============


A PROSPECTUS FOR ANY MFS PRODUCT CAN BE OBTAINED FROM YOUR INVESTMENT PROFESSIONAL. YOU SHOULD READ THE PROSPECTUS CAREFULLY BEFORE INVESTING AS IT CONTAINS COMPLETE INFORMATION ON THE FUND'S INVESTMENT OBJECTIVE(S), THE RISKS ASSOCIATED WITH AN INVESTMENT IN THE FUND, THE FEES, CHARGES, AND EXPENSES INVOLVED. THESE ELEMENTS, AS WELL AS OTHER INFORMATION CONTAINED IN THE PROSPECTUS, SHOULD BE CONSIDERED CAREFULLY BEFORE INVESTING.


(C)2005 MFS Investment Management

MFS investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.

MFS(R) Mutual Funds
QUARTERLY PORTFOLIO HOLDINGS 08/31/2005

MFS(R) EMERGING
MARKETS EQUITY FUND

[graphic omitted]


                                                          [logo] M F S(R)
                                                          INVESTMENT MANAGEMENT

MFS Emerging Markets Equity Fund
PORTFOLIO OF INVESTMENTS (Unaudited) 08/31/2005

ISSUER                                                                                              SHARES                $ VALUE
---------------------------------------------------------------------------------------------------------------------------------
STOCKS - 91.8%
---------------------------------------------------------------------------------------------------------------------------------
ALCOHOLIC BEVERAGES - 1.8%
---------------------------------------------------------------------------------------------------------------------------------
Anadolu Efes Biracilik ve Malt Sanayii A.S                                                          90,000         $    2,173,913
---------------------------------------------------------------------------------------------------------------------------------
Companhia de Bebidas das Americas, ADR^                                                             11,580                297,027
---------------------------------------------------------------------------------------------------------------------------------
Grupo Modelo S.A. de C.V                                                                           418,270              1,354,209
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    3,825,149
---------------------------------------------------------------------------------------------------------------------------------
AUTOMOTIVE - 1.8%
---------------------------------------------------------------------------------------------------------------------------------
Hyundai Motor Co. Ltd.                                                                              34,810         $    2,399,286
---------------------------------------------------------------------------------------------------------------------------------
PT Astra International Tbk                                                                       1,474,500              1,453,027
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    3,852,313
---------------------------------------------------------------------------------------------------------------------------------
BANKS & CREDIT COMPANIES - 17.6%
---------------------------------------------------------------------------------------------------------------------------------
Absa Group Ltd.                                                                                     87,292         $    1,259,138
---------------------------------------------------------------------------------------------------------------------------------
African Bank Investments Ltd.                                                                      321,690              1,025,780
---------------------------------------------------------------------------------------------------------------------------------
Akbank T.A.S                                                                                       379,873              2,244,512
---------------------------------------------------------------------------------------------------------------------------------
Bangkok Bank Public Co. Ltd.                                                                       360,460                971,687
---------------------------------------------------------------------------------------------------------------------------------
Bank Hapoalim B.M                                                                                  199,070                738,350
---------------------------------------------------------------------------------------------------------------------------------
Bank Leumi le-Israel B.M                                                                           557,230              1,655,973
---------------------------------------------------------------------------------------------------------------------------------
Chinatrust Financial Holding Co. Ltd.                                                            1,060,236                987,395
---------------------------------------------------------------------------------------------------------------------------------
FirstRand Ltd.                                                                                     663,339              1,579,131
---------------------------------------------------------------------------------------------------------------------------------
Fubon Financial Holding Co. Ltd.                                                                 1,163,000              1,054,039
---------------------------------------------------------------------------------------------------------------------------------
Grupo Financiero Banorte S.A. de C.V                                                               252,300              2,069,685
---------------------------------------------------------------------------------------------------------------------------------
Grupo Financiero Inbursa S.A. de C.V                                                               701,330              1,449,702
---------------------------------------------------------------------------------------------------------------------------------
Hana Bank                                                                                           48,690              1,469,821
---------------------------------------------------------------------------------------------------------------------------------
Kookmin Bank                                                                                        89,450              4,491,987
---------------------------------------------------------------------------------------------------------------------------------
Mega Financial Holding Co. Ltd.                                                                  1,569,000              1,040,779
---------------------------------------------------------------------------------------------------------------------------------
Nedcor Ltd.                                                                                        120,400              1,657,315
---------------------------------------------------------------------------------------------------------------------------------
Old Mutual PLC                                                                                   1,145,200              2,930,043
---------------------------------------------------------------------------------------------------------------------------------
OTP Bank Ltd., GDR                                                                                  34,400              2,707,280
---------------------------------------------------------------------------------------------------------------------------------
PT Bank Central Asia Tbk                                                                         4,037,500              1,342,567
---------------------------------------------------------------------------------------------------------------------------------
Shinhan Financial Group Co. Ltd.                                                                    64,620              1,903,781
---------------------------------------------------------------------------------------------------------------------------------
Turkiye Is Bankasi A.S., "C"                                                                       358,200              2,143,654
---------------------------------------------------------------------------------------------------------------------------------
Unibanco - Uniao de Bancos Brasileiros S.A., GDR^                                                   47,570              2,127,330
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   36,849,949
---------------------------------------------------------------------------------------------------------------------------------
BROADCAST & CABLE TV - 0.8%
---------------------------------------------------------------------------------------------------------------------------------
Grupo Televisa S.A., ADR                                                                            26,170         $    1,643,476
---------------------------------------------------------------------------------------------------------------------------------
BUSINESS SERVICES - 0.5%
---------------------------------------------------------------------------------------------------------------------------------
Amdocs Ltd.*                                                                                        34,000         $      997,900
---------------------------------------------------------------------------------------------------------------------------------
CHEMICALS - 2.5%
---------------------------------------------------------------------------------------------------------------------------------
Formosa Chemicals & Fibre Corp.                                                                    401,412         $      622,364
---------------------------------------------------------------------------------------------------------------------------------
Sasol Ltd.                                                                                         135,040              4,547,157
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    5,169,521
---------------------------------------------------------------------------------------------------------------------------------
COMPUTER SOFTWARE - 0.8%
---------------------------------------------------------------------------------------------------------------------------------
Check Point Software Technologies Ltd.*                                                             69,700         $    1,572,432
---------------------------------------------------------------------------------------------------------------------------------
COMPUTER SOFTWARE - SYSTEMS - 2.8%
---------------------------------------------------------------------------------------------------------------------------------
Acer, Inc.                                                                                         600,502         $    1,143,114
---------------------------------------------------------------------------------------------------------------------------------
Asustek Computer, Inc.                                                                             360,000                877,043
---------------------------------------------------------------------------------------------------------------------------------
Compal Electronics, Inc.                                                                         1,082,000              1,082,334
---------------------------------------------------------------------------------------------------------------------------------
High Tech Computer Corp.                                                                           164,160              1,813,081
---------------------------------------------------------------------------------------------------------------------------------
Quanta Computer, Inc.                                                                              528,000                842,639
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    5,758,211
---------------------------------------------------------------------------------------------------------------------------------
CONGLOMERATES - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
Koor Industries Ltd.*                                                                                9,660         $      553,471
---------------------------------------------------------------------------------------------------------------------------------
CONSTRUCTION - 4.5%
---------------------------------------------------------------------------------------------------------------------------------
CEMEX S.A. de C.V., ADR                                                                             80,012         $    3,814,172
---------------------------------------------------------------------------------------------------------------------------------
Consorcio ARA S.A. de C.V                                                                          270,600                907,531
---------------------------------------------------------------------------------------------------------------------------------
Corporacion GEO S.A. de C.V., "B"*                                                                 353,400                981,667
---------------------------------------------------------------------------------------------------------------------------------
Gujarat Ambuja Cements Ltd.                                                                        555,225                827,320
---------------------------------------------------------------------------------------------------------------------------------
Siam Cement Public Co. Ltd.                                                                        189,060              1,099,319
---------------------------------------------------------------------------------------------------------------------------------
Urbi Desarrollos Urbanos S.A. de C.V.*                                                             293,600              1,854,775
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    9,484,784
---------------------------------------------------------------------------------------------------------------------------------
CONSUMER GOODS & SERVICES - 1.6%
---------------------------------------------------------------------------------------------------------------------------------
Kimberly-Clark de Mexico S.A. de C.V., "A"                                                         449,620         $    1,477,430
---------------------------------------------------------------------------------------------------------------------------------
Natura Cosmeticos S.A                                                                               55,200              1,873,568
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    3,350,998
---------------------------------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT - 0.5%
---------------------------------------------------------------------------------------------------------------------------------
Samsung SDI Co. Ltd.                                                                                 9,940         $      935,966
---------------------------------------------------------------------------------------------------------------------------------
ELECTRONICS - 9.6%
---------------------------------------------------------------------------------------------------------------------------------
AU Optronics Corp.                                                                                  64,142         $       95,337
---------------------------------------------------------------------------------------------------------------------------------
MediaTek, Inc.                                                                                     195,483              1,665,013
---------------------------------------------------------------------------------------------------------------------------------
Samsung Electronics Co. Ltd.                                                                        24,050             12,684,266
---------------------------------------------------------------------------------------------------------------------------------
Taiwan Semiconductor Manufacturing Co. Ltd.                                                      2,607,142              4,315,534
---------------------------------------------------------------------------------------------------------------------------------
Taiwan Semiconductor Manufacturing Co. Ltd., ADR                                                   169,469              1,394,730
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   20,154,880
---------------------------------------------------------------------------------------------------------------------------------
ENERGY - INDEPENDENT - 4.6%
---------------------------------------------------------------------------------------------------------------------------------
CNOOC Ltd.                                                                                       3,453,000         $    2,483,953
---------------------------------------------------------------------------------------------------------------------------------
Oil & Natural Gas Corp. Ltd.                                                                        53,120              1,184,145
---------------------------------------------------------------------------------------------------------------------------------
PT Medco Energi Internasional Tbk                                                                6,642,000              2,144,141
---------------------------------------------------------------------------------------------------------------------------------
PTT Public Co.                                                                                     272,000              1,607,947
---------------------------------------------------------------------------------------------------------------------------------
Reliance Industries Ltd.                                                                           138,770              2,268,074
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    9,688,260
---------------------------------------------------------------------------------------------------------------------------------
ENERGY - INTEGRATED - 7.2%
---------------------------------------------------------------------------------------------------------------------------------
LUKOIL, ADR^                                                                                       116,760         $    5,686,212
---------------------------------------------------------------------------------------------------------------------------------
PetroChina Co. Ltd.                                                                              4,422,000              3,413,991
---------------------------------------------------------------------------------------------------------------------------------
Petroleo Brasileiro S.A., ADR^                                                                      76,850              4,807,736
---------------------------------------------------------------------------------------------------------------------------------
Siberian Oil Co., ADR^                                                                              61,700              1,073,580
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   14,981,519
---------------------------------------------------------------------------------------------------------------------------------
FOREST & PAPER PRODUCTS - 1.1%
---------------------------------------------------------------------------------------------------------------------------------
Aracruz Celulose S.A., ADR                                                                          30,650         $    1,123,935
---------------------------------------------------------------------------------------------------------------------------------
Votorantim Celulose e Papel S.A., ADR^                                                              93,275              1,081,990
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    2,205,925
---------------------------------------------------------------------------------------------------------------------------------
GAMING & LODGING - 1.1%
---------------------------------------------------------------------------------------------------------------------------------
Genting Berhad                                                                                     253,600         $    1,284,136
---------------------------------------------------------------------------------------------------------------------------------
Resorts World Berhad                                                                               345,800                944,258
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    2,228,394
---------------------------------------------------------------------------------------------------------------------------------
GENERAL MERCHANDISE - 0.7%
---------------------------------------------------------------------------------------------------------------------------------
Shinsegae Co. Ltd.                                                                                   3,900         $    1,388,591
---------------------------------------------------------------------------------------------------------------------------------
INSURANCE - 1.6%
---------------------------------------------------------------------------------------------------------------------------------
Samsung Fire & Marine Insurance Co. Ltd.                                                            19,580         $    1,880,097
---------------------------------------------------------------------------------------------------------------------------------
Sanlam Ltd.                                                                                        753,400              1,565,798
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    3,445,895
---------------------------------------------------------------------------------------------------------------------------------
MACHINERY & TOOLS - 0.8%
---------------------------------------------------------------------------------------------------------------------------------
Hyundai Mobis                                                                                       22,950         $    1,645,574
---------------------------------------------------------------------------------------------------------------------------------
METALS & MINING - 8.0%
---------------------------------------------------------------------------------------------------------------------------------
Aluminum Corp. of China Ltd.                                                                     2,222,000         $    1,227,120
---------------------------------------------------------------------------------------------------------------------------------
China Steel Corp.                                                                                2,076,427              1,797,885
---------------------------------------------------------------------------------------------------------------------------------
Companhia Siderurgica Nacional S.A., ADR^                                                           39,900                772,464
---------------------------------------------------------------------------------------------------------------------------------
Companhia Vale do Rio Doce, ADR                                                                    183,460              6,309,189
---------------------------------------------------------------------------------------------------------------------------------
Gerdau S.A., ADR^                                                                                   71,550                867,901
---------------------------------------------------------------------------------------------------------------------------------
Mining and Metallurgical Co. Norilsk Nickel, ADR^                                                   28,480              2,059,104
---------------------------------------------------------------------------------------------------------------------------------
POSCO, ADR^                                                                                         70,430              3,679,967
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   16,713,630
---------------------------------------------------------------------------------------------------------------------------------
NETWORK & TELECOM - 0.8%
---------------------------------------------------------------------------------------------------------------------------------
PT Telekomunikasi Indonesia Tbk                                                                  3,507,000         $    1,753,500
---------------------------------------------------------------------------------------------------------------------------------
PERSONAL COMPUTERS & PERIPHERALS - 1.8%
---------------------------------------------------------------------------------------------------------------------------------
Hon Hai Precision Industry Co. Ltd.                                                                715,819         $    3,703,098
---------------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS - 2.6%
---------------------------------------------------------------------------------------------------------------------------------
Teva Pharmaceutical Industries Ltd., ADR                                                           170,090         $    5,517,720
---------------------------------------------------------------------------------------------------------------------------------
PRECIOUS METALS & MINERALS - 1.8%
---------------------------------------------------------------------------------------------------------------------------------
Freeport-McMoRan Copper & Gold, Inc., "B"                                                           51,700         $    2,180,189
---------------------------------------------------------------------------------------------------------------------------------
Impala Platinum Holdings Ltd.                                                                       14,160              1,485,880
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    3,666,069
---------------------------------------------------------------------------------------------------------------------------------
RAILROAD & SHIPPING - 0.2%
---------------------------------------------------------------------------------------------------------------------------------
Wan Hai Lines Ltd.                                                                                 565,756         $      454,332
---------------------------------------------------------------------------------------------------------------------------------
SPECIALTY CHEMICALS - 1.6%
---------------------------------------------------------------------------------------------------------------------------------
Formosa Plastics Corp.                                                                             497,000         $      740,568
---------------------------------------------------------------------------------------------------------------------------------
IOI Corp.                                                                                          226,000                677,041
---------------------------------------------------------------------------------------------------------------------------------
LG Chemical Ltd.                                                                                    19,520                799,313
---------------------------------------------------------------------------------------------------------------------------------
Nan Ya Plastics Corp.                                                                              977,320              1,194,096
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    3,411,018
---------------------------------------------------------------------------------------------------------------------------------
SPECIALTY STORES - 1.4%
---------------------------------------------------------------------------------------------------------------------------------
Organizacion Soriana S.A. de C.V., "B"*                                                            236,100         $      925,624
---------------------------------------------------------------------------------------------------------------------------------
Submarino S.A.*                                                                                    192,200              2,095,689
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    3,021,313
---------------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS - WIRELESS - 5.8%
---------------------------------------------------------------------------------------------------------------------------------
Advanced Info Service PLC                                                                          457,700         $    1,119,993
---------------------------------------------------------------------------------------------------------------------------------
China Mobile Ltd.                                                                                  981,000              4,265,496
---------------------------------------------------------------------------------------------------------------------------------
Millicom International Cellular S.A.*                                                               50,000                960,500
---------------------------------------------------------------------------------------------------------------------------------
Mobile TeleSystems OJSC, ADR^                                                                       46,100              1,705,700
---------------------------------------------------------------------------------------------------------------------------------
MTN Group Ltd.                                                                                     368,300              2,676,448
---------------------------------------------------------------------------------------------------------------------------------
SK Telecom Co. Ltd.                                                                                  8,090              1,477,551
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   12,205,688
---------------------------------------------------------------------------------------------------------------------------------
TELEPHONE SERVICES - 4.6%
---------------------------------------------------------------------------------------------------------------------------------
China Netcom Group Corp. Ltd.                                                                    1,025,000         $    1,738,329
---------------------------------------------------------------------------------------------------------------------------------
China Telecom Corp. Ltd.                                                                         3,824,000              1,427,114
---------------------------------------------------------------------------------------------------------------------------------
Chunghwa Telecom Co. Ltd., ADR                                                                     106,850              2,056,862
---------------------------------------------------------------------------------------------------------------------------------
Golden Telecom, Inc.                                                                                61,600              1,817,200
---------------------------------------------------------------------------------------------------------------------------------
Telefonos de Mexico S.A. de C.V., ADR^                                                             139,800              2,684,160
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    9,723,665
---------------------------------------------------------------------------------------------------------------------------------
TOBACCO - 0.7%
---------------------------------------------------------------------------------------------------------------------------------
British American Tobacco PLC                                                                        50,600         $      513,110
---------------------------------------------------------------------------------------------------------------------------------
ITC Ltd.                                                                                            26,570              1,045,177
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    1,558,287
---------------------------------------------------------------------------------------------------------------------------------
UTILITIES - ELECTRIC POWER - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
YTL Power International Berhad                                                                   1,264,120         $      697,076
---------------------------------------------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $146,237,442)                                                                       $  192,158,604
---------------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS - 3.2%
---------------------------------------------------------------------------------------------------------------------------------
ALCOHOLIC BEVERAGES - 0.9%
---------------------------------------------------------------------------------------------------------------------------------
Companhia de Bebidas das Americas, ADR^                                                             57,900         $    1,858,590
---------------------------------------------------------------------------------------------------------------------------------
BANKS & CREDIT COMPANIES - 1.0%
---------------------------------------------------------------------------------------------------------------------------------
Banco Bradesco S.A                                                                                  47,900         $    2,032,244
---------------------------------------------------------------------------------------------------------------------------------
SPECIALTY CHEMICALS - 0.9%
---------------------------------------------------------------------------------------------------------------------------------
Braskem S.A                                                                                        194,400         $    1,932,453
---------------------------------------------------------------------------------------------------------------------------------
UTILITIES - ELECTRIC POWER - 0.4%
---------------------------------------------------------------------------------------------------------------------------------
AES Tiete S.A                                                                                   52,667,000         $      979,825
---------------------------------------------------------------------------------------------------------------------------------
Total Preferred Stocks (Identified Cost, $5,537,089)                                                               $    6,803,112
---------------------------------------------------------------------------------------------------------------------------------
COLLATERAL FOR SECURITIES LOANED - 11.6%
---------------------------------------------------------------------------------------------------------------------------------
Navigator Securities Lending Prime Portfolio, at Cost and Net Asset Value                       24,190,613         $   24,190,613
---------------------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                          PAR AMOUNT                $ VALUE
---------------------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT - 4.8%
---------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley, 3.58%, dated 08/31/05, due 09/01/05, total to be received
$9,965,991 (secured by various U.S. Treasury and Federal Agency obligations in a jointly traded
account), at Cost                                                                            $   9,965,000         $    9,965,000
---------------------------------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $185,930,144) ~                                                                $  233,117,329
---------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - (11.4)%                                                                              (23,862,327)
---------------------------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                                                $  209,255,002
---------------------------------------------------------------------------------------------------------------------------------

* Non-income producing security.
^ All or a portion of this security is on loan.
~ As of August 31, 2005, the fund had 37 securities representing $75,851,770 and 36.2% of net assets that were fair valued in accordance with the policies adopted by the Board of Trustees.

Abbreviations:

ADR = American Depository Receipt
GDR = Global Depository Receipt

Country Weightings

---------------------------------
South Korea                 16.6%
---------------------------------
Brazil                      13.4%
---------------------------------
Taiwan                      12.8%
---------------------------------
Mexico                       9.1%
---------------------------------
South Africa                 7.5%
---------------------------------
China                        6.1%
---------------------------------
Russia                       5.9%
---------------------------------
Israel                       4.8%
---------------------------------
Indonesia                    3.2%
---------------------------------
Other                       20.5%
---------------------------------


Percentages as based on total net assets as of August 31, 2005.

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS EMERGING MARKETS EQUITY FUND
SUPPLEMENTAL SCHEDULES (UNAUDITED) 08/31/2005

(1) Portfolio Securities
The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund as computed on a federal income tax basis, are as follows:


Aggregate Cost                                                    $186,041,262
                                                                  ============
Gross unrealized appreciation                                     $ 48,573,216
Gross unrealized depreciation                                       (1,497,149)
                                                                  ------------
    Net unrealized appreciation(depreciation)                     $ 47,076,067
                                                                  ============


A PROSPECTUS FOR ANY MFS PRODUCT CAN BE OBTAINED FROM YOUR INVESTMENT PROFESSIONAL. YOU SHOULD READ THE PROSPECTUS CAREFULLY BEFORE INVESTING AS IT CONTAINS COMPLETE INFORMATION ON THE FUND'S INVESTMENT OBJECTIVE(S), THE RISKS ASSOCIATED WITH AN INVESTMENT IN THE FUND, THE FEES, CHARGES, AND EXPENSES INVOLVED. THESE ELEMENTS, AS WELL AS OTHER INFORMATION CONTAINED IN THE PROSPECTUS, SHOULD BE CONSIDERED CAREFULLY BEFORE INVESTING.


(C)2005 MFS Investment Management

MFS investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.

MFS(R) Mutual Funds

QUARTERLY PORTFOLIO HOLDINGS 08/31/2005

MFS(R) INTERNATIONAL
GROWTH FUND

[graphic omitted]


                                                          [logo] M F S(R)
                                                          INVESTMENT MANAGEMENT

MFS International Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited) 08/31/2005

ISSUER                                                                                              SHARES                $ VALUE
---------------------------------------------------------------------------------------------------------------------------------
STOCKS - 96.0%
---------------------------------------------------------------------------------------------------------------------------------
ALCOHOLIC BEVERAGES - 1.1%
---------------------------------------------------------------------------------------------------------------------------------
Pernod Ricard^                                                                                      22,390         $    3,883,343
---------------------------------------------------------------------------------------------------------------------------------
APPAREL MANUFACTURERS - 2.3%
---------------------------------------------------------------------------------------------------------------------------------
Burberry Group PLC                                                                                 241,580         $    1,852,383
---------------------------------------------------------------------------------------------------------------------------------
LVMH Moet Hennessy Louis Vuitton S.A.^                                                              51,540              4,184,333
---------------------------------------------------------------------------------------------------------------------------------
Toray Industries, Inc.                                                                             432,000              1,982,714
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    8,019,430
---------------------------------------------------------------------------------------------------------------------------------
AUTOMOTIVE - 2.2%
---------------------------------------------------------------------------------------------------------------------------------
Autoliv, Inc.^                                                                                      39,760         $    1,769,516
---------------------------------------------------------------------------------------------------------------------------------
Kongsberg Automotive, Inc.*                                                                        220,000              1,877,282
---------------------------------------------------------------------------------------------------------------------------------
Toyota Motor Corp.                                                                                  97,600              3,996,730
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    7,643,528
---------------------------------------------------------------------------------------------------------------------------------
BANKS & CREDIT COMPANIES - 17.1%
---------------------------------------------------------------------------------------------------------------------------------
AEON Credit Service Co. Ltd.                                                                        53,500         $    3,524,790
---------------------------------------------------------------------------------------------------------------------------------
Aiful Corp.                                                                                         45,600              3,513,209
---------------------------------------------------------------------------------------------------------------------------------
Akbank T.A.S                                                                                       319,500              1,887,793
---------------------------------------------------------------------------------------------------------------------------------
Anglo Irish Bank Corp. PLC                                                                         297,090              4,006,480
---------------------------------------------------------------------------------------------------------------------------------
Bancolombia S.A., ADR                                                                               48,710              1,041,420
---------------------------------------------------------------------------------------------------------------------------------
Bank Rakyat Indonesia                                                                           10,717,000              2,679,250
---------------------------------------------------------------------------------------------------------------------------------
Close Brothers Group PLC                                                                           194,080              2,792,247
---------------------------------------------------------------------------------------------------------------------------------
DEPFA Bank PLC                                                                                      98,790              1,668,365
---------------------------------------------------------------------------------------------------------------------------------
Erste Bank der oesterreichischen Sparkassen AG                                                      83,190              4,609,549
---------------------------------------------------------------------------------------------------------------------------------
Grupo Financiero Inbursa S.A. de C.V                                                               930,790              1,924,013
---------------------------------------------------------------------------------------------------------------------------------
Housing Development Finance Corp. Ltd.                                                             247,460              5,086,069
---------------------------------------------------------------------------------------------------------------------------------
OTP Bank Ltd., GDR                                                                                  44,080              3,469,096
---------------------------------------------------------------------------------------------------------------------------------
Powszechna Kasa Oszczednosci Bank Polski S.A                                                       326,750              2,893,291
---------------------------------------------------------------------------------------------------------------------------------
Royal Bank of Scotland Group PLC                                                                   139,374              4,073,316
---------------------------------------------------------------------------------------------------------------------------------
Shinsei Bank Ltd.                                                                                  470,000              2,912,303
---------------------------------------------------------------------------------------------------------------------------------
St. George Bank Ltd.^                                                                               90,200              1,841,962
---------------------------------------------------------------------------------------------------------------------------------
Standard Chartered PLC                                                                             151,960              3,258,074
---------------------------------------------------------------------------------------------------------------------------------
Takefuji Corp.                                                                                      26,180              1,836,912
---------------------------------------------------------------------------------------------------------------------------------
UBS AG                                                                                              69,086              5,668,676
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   58,686,815
---------------------------------------------------------------------------------------------------------------------------------
BROADCAST & CABLE TV - 5.4%
---------------------------------------------------------------------------------------------------------------------------------
Antena 3 de Television S.A.^                                                                       145,688         $    2,873,435
---------------------------------------------------------------------------------------------------------------------------------
Astro All Asia Networks PLC                                                                      1,151,800              1,679,454
---------------------------------------------------------------------------------------------------------------------------------
Grupo Televisa S.A., ADR                                                                            84,450              5,303,460
---------------------------------------------------------------------------------------------------------------------------------
PagesJaunes S.A.^                                                                                  139,220              3,610,813
---------------------------------------------------------------------------------------------------------------------------------
Premiere AG*                                                                                        57,380              1,768,309
---------------------------------------------------------------------------------------------------------------------------------
WPP Group PLC                                                                                      316,420              3,268,902
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   18,504,373
---------------------------------------------------------------------------------------------------------------------------------
BROKERAGE & ASSET MANAGERS - 0.8%
---------------------------------------------------------------------------------------------------------------------------------
Schroders PLC                                                                                      176,820         $    2,790,321
---------------------------------------------------------------------------------------------------------------------------------
BUSINESS SERVICES - 1.0%
---------------------------------------------------------------------------------------------------------------------------------
Accenture Ltd., "A"*                                                                               136,560         $    3,332,064
---------------------------------------------------------------------------------------------------------------------------------
COMPUTER SOFTWARE - 0.6%
---------------------------------------------------------------------------------------------------------------------------------
Business Objects S.A., ADR^*                                                                        57,600         $    1,920,384
---------------------------------------------------------------------------------------------------------------------------------
CONSTRUCTION - 1.6%
---------------------------------------------------------------------------------------------------------------------------------
CEMEX S.A. de C.V., ADR                                                                             74,046         $    3,529,773
---------------------------------------------------------------------------------------------------------------------------------
Urbi Desarrollos Urbanos S.A. de C.V.*                                                             285,550              1,803,920
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    5,333,693
---------------------------------------------------------------------------------------------------------------------------------
CONSUMER GOODS & SERVICES - 2.4%
---------------------------------------------------------------------------------------------------------------------------------
AmorePacific, Corp.                                                                                  8,150         $    2,199,052
---------------------------------------------------------------------------------------------------------------------------------
Natura Cosmeticos S.A                                                                               24,970                847,518
---------------------------------------------------------------------------------------------------------------------------------
Reckitt Benckiser PLC                                                                              168,300              5,231,340
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    8,277,910
---------------------------------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT - 3.4%
---------------------------------------------------------------------------------------------------------------------------------
Keyence Corp.                                                                                        9,200         $    2,175,789
---------------------------------------------------------------------------------------------------------------------------------
Nidec Corp.                                                                                         21,400              2,437,002
---------------------------------------------------------------------------------------------------------------------------------
Nitto Denko Corp.^                                                                                  63,600              4,065,267
---------------------------------------------------------------------------------------------------------------------------------
Schneider Electric S.A                                                                              38,270              3,018,505
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   11,696,563
---------------------------------------------------------------------------------------------------------------------------------
ELECTRONICS - 8.3%
---------------------------------------------------------------------------------------------------------------------------------
CANON, Inc.                                                                                         68,000         $    3,443,391
---------------------------------------------------------------------------------------------------------------------------------
Murata Manufacturing Co. Ltd.                                                                       64,700              3,405,122
---------------------------------------------------------------------------------------------------------------------------------
Nippon Electric Glass Co. Ltd.                                                                     131,000              2,346,171
---------------------------------------------------------------------------------------------------------------------------------
Ricoh Co. Ltd.                                                                                     193,000              3,007,441
---------------------------------------------------------------------------------------------------------------------------------
Royal Philips Electronics N.V                                                                      129,660              3,410,814
---------------------------------------------------------------------------------------------------------------------------------
Samsung Electronics Co. Ltd.                                                                        19,600             10,337,281
---------------------------------------------------------------------------------------------------------------------------------
USHIO America, Inc.                                                                                134,000              2,656,784
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   28,607,004
---------------------------------------------------------------------------------------------------------------------------------
ENERGY - INDEPENDENT - 4.1%
---------------------------------------------------------------------------------------------------------------------------------
Canadian Natural Resources Ltd.                                                                     35,800         $    1,762,123
---------------------------------------------------------------------------------------------------------------------------------
CNOOC Ltd.                                                                                       5,798,000              4,170,854
---------------------------------------------------------------------------------------------------------------------------------
EnCana Corp.                                                                                        90,690              4,444,031
---------------------------------------------------------------------------------------------------------------------------------
Talisman Energy, Inc.                                                                               75,960              3,705,600
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   14,082,608
---------------------------------------------------------------------------------------------------------------------------------
ENERGY - INTEGRATED - 3.8%
---------------------------------------------------------------------------------------------------------------------------------
BP PLC                                                                                             455,601         $    5,191,407
---------------------------------------------------------------------------------------------------------------------------------
TOTAL S.A.^                                                                                         30,010              7,900,223
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   13,091,630
---------------------------------------------------------------------------------------------------------------------------------
FOOD & DRUG STORES - 1.5%
---------------------------------------------------------------------------------------------------------------------------------
Tesco PLC                                                                                          848,140         $    5,004,755
---------------------------------------------------------------------------------------------------------------------------------
FOOD & NON-ALCOHOLIC BEVERAGES - 3.0%
---------------------------------------------------------------------------------------------------------------------------------
Groupe Danone^                                                                                      37,240         $    3,938,013
---------------------------------------------------------------------------------------------------------------------------------
Nestle S.A.^                                                                                        23,029              6,471,335
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   10,409,348
---------------------------------------------------------------------------------------------------------------------------------
GAMING & LODGING - 1.6%
---------------------------------------------------------------------------------------------------------------------------------
Hilton Group PLC                                                                                   455,200         $    2,594,179
---------------------------------------------------------------------------------------------------------------------------------
William Hill Organization Ltd.                                                                     255,770              2,721,645
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    5,315,824
---------------------------------------------------------------------------------------------------------------------------------
INSURANCE - 0.6%
---------------------------------------------------------------------------------------------------------------------------------
St. James's Place Capital PLC                                                                      444,890         $    2,019,718
---------------------------------------------------------------------------------------------------------------------------------
MACHINERY & TOOLS - 3.1%
---------------------------------------------------------------------------------------------------------------------------------
Atlas Copco AB, "A"^                                                                               126,370         $    2,191,577
---------------------------------------------------------------------------------------------------------------------------------
Fanuc Ltd.                                                                                          34,000              2,580,891
---------------------------------------------------------------------------------------------------------------------------------
Mitsui Mining & Smelting Co. Ltd.                                                                  667,000              3,324,247
---------------------------------------------------------------------------------------------------------------------------------
Sandvik AB                                                                                          58,250              2,588,251
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   10,684,966
---------------------------------------------------------------------------------------------------------------------------------
MEDICAL EQUIPMENT - 2.7%
---------------------------------------------------------------------------------------------------------------------------------
Smith & Nephew PLC                                                                                 361,750         $    3,485,743
---------------------------------------------------------------------------------------------------------------------------------
Straumann Holding AG^                                                                                9,290              2,122,043
---------------------------------------------------------------------------------------------------------------------------------
Synthes, Inc.                                                                                       30,720              3,695,161
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    9,302,947
---------------------------------------------------------------------------------------------------------------------------------
METALS & MINING - 2.7%
---------------------------------------------------------------------------------------------------------------------------------
Aber Diamond Corp.                                                                                  26,100         $      884,574
---------------------------------------------------------------------------------------------------------------------------------
Aber Diamond Corp.                                                                                  17,690                599,545
---------------------------------------------------------------------------------------------------------------------------------
BHP Billiton Ltd.^                                                                                 261,770              4,090,746
---------------------------------------------------------------------------------------------------------------------------------
Companhia Vale do Rio Doce, ADR                                                                    112,110              3,855,463
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    9,430,328
---------------------------------------------------------------------------------------------------------------------------------
NETWORK & TELECOM - 1.5%
---------------------------------------------------------------------------------------------------------------------------------
CSR PLC*                                                                                           214,340         $    2,014,703
---------------------------------------------------------------------------------------------------------------------------------
Nokia Oyj                                                                                          192,370              3,026,327
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    5,041,030
---------------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS - 8.2%
---------------------------------------------------------------------------------------------------------------------------------
AstraZeneca PLC                                                                                    126,360         $    5,791,873
---------------------------------------------------------------------------------------------------------------------------------
Chugai Pharmaceutical Co. Ltd.                                                                     165,000              3,121,019
---------------------------------------------------------------------------------------------------------------------------------
Roche Holding AG                                                                                    60,830              8,427,841
---------------------------------------------------------------------------------------------------------------------------------
Sanofi-Aventis^                                                                                     83,480              7,158,349
---------------------------------------------------------------------------------------------------------------------------------
Teva Pharmaceutical Industries Ltd., ADR                                                           106,500              3,454,860
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   27,953,942
---------------------------------------------------------------------------------------------------------------------------------
PRINTING & PUBLISHING - 1.2%
---------------------------------------------------------------------------------------------------------------------------------
Yell Group PLC                                                                                     495,560         $    4,048,376
---------------------------------------------------------------------------------------------------------------------------------
SPECIALTY CHEMICALS - 2.2%
---------------------------------------------------------------------------------------------------------------------------------
Asahi Glass Co. Ltd.                                                                               171,000         $    1,761,916
---------------------------------------------------------------------------------------------------------------------------------
Kaneka Corp.                                                                                       198,000              2,387,331
---------------------------------------------------------------------------------------------------------------------------------
L'Air Liquide S.A.^                                                                                 19,017              3,314,074
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    7,463,321
---------------------------------------------------------------------------------------------------------------------------------
SPECIALTY STORES - 3.0%
---------------------------------------------------------------------------------------------------------------------------------
Esprit Holdings Ltd.                                                                               289,500         $    2,136,738
---------------------------------------------------------------------------------------------------------------------------------
Industria de Diseno Textil S.A                                                                      77,000              2,101,544
---------------------------------------------------------------------------------------------------------------------------------
NEXT PLC                                                                                           114,370              3,121,768
---------------------------------------------------------------------------------------------------------------------------------
Nishimatsuya Chain Co. Ltd.^                                                                        67,000              2,235,636
---------------------------------------------------------------------------------------------------------------------------------
Submarino S.A.*                                                                                     75,500                823,229
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   10,418,915
---------------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS - WIRELESS - 4.1%
---------------------------------------------------------------------------------------------------------------------------------
Mobile TeleSystems OJSC, ADR                                                                        48,020         $    1,776,740
---------------------------------------------------------------------------------------------------------------------------------
Vodafone Group PLC                                                                               4,499,540             12,370,001
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   14,146,741
---------------------------------------------------------------------------------------------------------------------------------
TELEPHONE SERVICES - 3.7%
---------------------------------------------------------------------------------------------------------------------------------
FastWeb S.p.A.^*                                                                                    51,504         $    2,215,766
---------------------------------------------------------------------------------------------------------------------------------
Singapore Telecommunications Ltd.                                                                2,228,000              3,423,710
---------------------------------------------------------------------------------------------------------------------------------
Telefonica S.A.^                                                                                   418,805              6,937,291
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   12,576,767
---------------------------------------------------------------------------------------------------------------------------------
TOBACCO - 0.5%
---------------------------------------------------------------------------------------------------------------------------------
Swedish Match AB^                                                                                  138,250         $    1,759,791
---------------------------------------------------------------------------------------------------------------------------------
UTILITIES - ELECTRIC POWER - 2.3%
---------------------------------------------------------------------------------------------------------------------------------
Iberdrola S.A.^                                                                                    144,120         $    3,705,921
---------------------------------------------------------------------------------------------------------------------------------
Suez S.A.^                                                                                         143,920              4,193,979
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    7,899,900
---------------------------------------------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $290,117,192)                                                                       $  329,346,335
---------------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS - 0.6%
---------------------------------------------------------------------------------------------------------------------------------
AUTOMOTIVE - 0.6%
---------------------------------------------------------------------------------------------------------------------------------
Porsche AG                                                                                           2,645         $    2,067,228
---------------------------------------------------------------------------------------------------------------------------------
Total Preferred Stocks (Identified Cost, $1,534,968)                                                               $    2,067,228
---------------------------------------------------------------------------------------------------------------------------------
COLLATERAL FOR SECURITIES LOANED - 13.2%
---------------------------------------------------------------------------------------------------------------------------------
Navigator Securities Lending Prime Portfolio, at Cost and Net Asset Value                       45,315,529         $   45,315,529
---------------------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                          PAR AMOUNT                $ VALUE
---------------------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT - 3.5%
---------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley, 3.58%, dated 8/31/2005, due 9/01/2005, total to be received
$11,934,187 (secured by various U.S. Treasury and Federal Agency obligations in a
jointly traded account), at Cost                                                             $  11,933,000         $   11,933,000
---------------------------------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $348,900,689) ~                                                                $  388,662,092
---------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - (13.3)%                                                                              (45,686,163)
---------------------------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                                                $  342,975,929
---------------------------------------------------------------------------------------------------------------------------------

* Non-income producing security.
^ All or a portion of this security is on loan.
~ As of August 31, 2005, the fund had 62 securities representing $222,190,155 and 64.8% of net assets that were fair valued in accordance with the policies adopted by the Board of Trustees.

  ADR = American Depository Receipt
  GDR = Global Depository Receipt

COUNTRY WEIGHTINGS

Great Britain                    20.9
-------------------------------------
Japan                            16.5
-------------------------------------
France                           12.6
-------------------------------------
Switzerland                       7.7
-------------------------------------
Spain                             4.6
-------------------------------------
Mexico                            3.7
-------------------------------------
South Korea                       3.7
-------------------------------------
Canada                            3.3
-------------------------------------
Sweden                            2.4
-------------------------------------
Other                            24.6
-------------------------------------

Percentages as based on total net assets as of August 31, 2005.


See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS INTERNATIONAL GROWTH FUND
SUPPLEMENTAL SCHEDULES (UNAUDITED) 08/31/2005

(1) PORTFOLIO SECURITIES
The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                $349,362,106
                                                              ============
Gross unrealized appreciation                                 $ 40,768,590
Gross unrealized depreciation                                   (1,468,604)
                                                              ------------
    Net unrealized appreciation(depreciation)                 $ 39,299,986
                                                              ============


A PROSPECTUS FOR ANY MFS PRODUCT CAN BE OBTAINED FROM YOUR INVESTMENT PROFESSIONAL. YOU SHOULD READ THE PROSPECTUS CAREFULLY BEFORE INVESTING AS IT CONTAINS COMPLETE INFORMATION ON THE FUND'S INVESTMENT OBJECTIVE(S), THE RISKS ASSOCIATED WITH AN INVESTMENT IN THE FUND, THE FEES, CHARGES, AND EXPENSES INVOLVED. THESE ELEMENTS, AS WELL AS OTHER INFORMATION CONTAINED IN THE PROSPECTUS, SHOULD BE CONSIDERED CAREFULLY BEFORE INVESTING.


(C)2005 MFS Investment Management

MFS investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.

MFS(R) Mutual Funds
QUARTERLY PORTFOLIO HOLDINGS 08/31/05

MFS(R) INTERNATIONAL
DIVERSIFICATION FUND

[graphic omitted]


                                                          [logo] M F S(R)
                                                          INVESTMENT MANAGEMENT

MFS International Diversification Fund
PORTFOLIO OF INVESTMENTS (Unaudited) 08/31/2005


ISSUER                                                                                              SHARES                $ VALUE
---------------------------------------------------------------------------------------------------------------------------------
MUTUAL FUNDS - 100.0%
---------------------------------------------------------------------------------------------------------------------------------
MFS Emerging Markets Equity Fund - Class I++                                                       739,004           $ 21,601,096
---------------------------------------------------------------------------------------------------------------------------------
MFS International Growth Fund - Class I++*                                                       4,887,126            108,005,479
---------------------------------------------------------------------------------------------------------------------------------
MFS International New Discovery Fund - Class I                                                   1,806,112             43,202,191
---------------------------------------------------------------------------------------------------------------------------------
MFS International Value Fund - Class I++                                                         4,016,567            108,005,479
---------------------------------------------------------------------------------------------------------------------------------
MFS Research International Fund - Class I++                                                      8,884,117            151,207,671
---------------------------------------------------------------------------------------------------------------------------------
Total Mutual Funds (Identified Cost, $399,179,576)                                                                   $432,021,916
---------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - 0%                                                                                          (951)
---------------------------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                                                  $432,020,965
---------------------------------------------------------------------------------------------------------------------------------

 * Non-income producing security.
++ Affiliated issuers are those in which the fund's holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer.

See attached schedules.

For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS INTERNATIONAL DIVERSIFICATION FUND SUPPLEMENTAL SCHEDULES
(UNAUDITED) 08/31/2005

(1) Portfolio Securities
The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund as computed on a federal income tax basis, are as follows:

Aggregate Cost                                        $399,179,576
                                                      ============
Gross unrealized appreciation                         $ 32,842,340
Gross unrealized depreciation                                   --
                                                      ------------
    Net unrealized appreciation (depreciation)        $ 32,842,340
                                                      ============

(2) Transactions in Securities of Affiliated Issuers
Affiliated issuers, as defined under the Investment Company Act of 1940, are those in which the fund's holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of the fund's transactions in the securities of these issuers during the period ended August 31, 2005 is set forth below:


                                       BEGINNING          ACQUISITIONS       DISPOSITIONS         ENDING
                                         SHARE              SHARES             SHARES             SHARE
AFFILIATE                               AMOUNT              AMOUNT             AMOUNT             AMOUNT
----------------------------------------------------------------------------------------------------------
MFS Emerging Markets Equity Fund         633,632             105,372                    -          739,004
MFS International Growth Fund          4,032,995             854,131                    -        4,887,126
MFS International Value Fund           3,301,426             715,141                    -        4,016,567
                                                                               ----------
MFS Research International Fund        7,355,256           1,528,861                    -        8,884,117
                                                                               ==========

                                   REALIZED
                                    GAIN              DIVIDEND                   ENDING
AFFILIATE                          (LOSS)              INCOME                    VALUE
-------------------------------------------------------------------------------------------
MFS Emerging Markets Equity Fund      $--                 $--                 $ 21,601,096
MFS International Growth Fund          --                  --                  108,005,479
MFS International Value Fund           --                  --                  108,005,479
MFS Research International Fund        --                  --                  151,207,671
                                 --------            --------                 ------------
                                      $--                 $--                 $388,819,725
                                 ========            ========                 ============

A PROSPECTUS FOR ANY MFS PRODUCT CAN BE OBTAINED FROM YOUR INVESTMENT PROFESSIONAL. YOU SHOULD READ THE PROSPECTUS CAREFULLY BEFORE INVESTING AS IT CONTAINS COMPLETE INFORMATION ON THE FUND'S INVESTMENT OBJECTIVE(S), THE RISKS ASSOCIATED WITH AN INVESTMENT IN THE FUND, THE FEES, CHARGES, AND EXPENSES INVOLVED. THESE ELEMENTS, AS WELL AS OTHER INFORMATION CONTAINED IN THE PROSPECTUS, SHOULD BE CONSIDERED CAREFULLY BEFORE INVESTING.


(C)2005 MFS Investment Management

MFS investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.

MFS(R) Mutual Funds

QUARTERLY PORTFOLIO HOLDINGS 08/31/2005

MFS(R) AGGRESSIVE
GROWTH ALLOCATION FUND

[graphic omitted]


                                                          [logo] M F S(R)
                                                          INVESTMENT MANAGEMENT

MFS Aggressive Growth Allocation Fund
PORTFOLIO OF INVESTMENTS (Unaudited) 08/31/2005

ISSUER                                                                                              SHARES                $ VALUE
---------------------------------------------------------------------------------------------------------------------------------
MUTUAL FUNDS - 100.0%
---------------------------------------------------------------------------------------------------------------------------------
MFS International New Discovery Fund - Class I                                                   3,390,622           $ 81,103,670
---------------------------------------------------------------------------------------------------------------------------------
MFS Mid Cap Growth Fund - Class I++*                                                            13,256,772            119,443,514
---------------------------------------------------------------------------------------------------------------------------------
MFS Mid Cap Value Fund - Class I++                                                               8,086,452            119,356,028
---------------------------------------------------------------------------------------------------------------------------------
MFS New Discovery Fund - Class I*                                                                2,315,953             40,089,138
---------------------------------------------------------------------------------------------------------------------------------
MFS Research Fund - Class I                                                                      3,677,890             79,258,521
---------------------------------------------------------------------------------------------------------------------------------
MFS Research International Fund - Class I                                                        4,752,880             80,894,019
---------------------------------------------------------------------------------------------------------------------------------
MFS Strategic Growth Fund - Class I++*                                                           8,208,186            157,761,340
---------------------------------------------------------------------------------------------------------------------------------
MFS Value Fund - Class I                                                                         4,971,527            118,869,199
---------------------------------------------------------------------------------------------------------------------------------
Total Mutual Funds (Identified Cost, $667,753,616)                                                                   $796,775,429
---------------------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                          PAR AMOUNT                $ VALUE
---------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM OBLIGATION - 0.1%
---------------------------------------------------------------------------------------------------------------------------------
General Electric Capital Corp., 3.58%, due 9/01/05, at Amortized Cost<                       $     756,000           $    756,000
---------------------------------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $668,509,616)                                                                    $797,531,429
---------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - (0.1)%                                                                                  (642,996)
---------------------------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                                                  $796,888,433
---------------------------------------------------------------------------------------------------------------------------------

 < The rate shown represents an annualized yield at time of purchase.
 * Non-income producing security.
++ Affiliated issuers are those in which the fund's holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer.

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS AGGRESSIVE GROWTH ALLOCATION FUND
SUPPLEMENTAL SCHEDULES (UNAUDITED) 08/31/2005

(1) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost                                                    $669,015,172
                                                                  ============
Gross unrealized appreciation                                     $128,516,257
Gross unrealized depreciation                                           --
                                                                  ------------
    Net unrealized appreciation(depreciation)                     $128,516,257
                                                                  ============

(2) Transactions in Securities of Affiliated Issuers

Affiliated issuers, as defined under the Investment Company Act of 1940, are those in which the fund's holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of the fund's transactions in the securities of these issuers during the period ended August 31, 2005, is set forth below:


                            BEGINNING    ACQUISITIONS   DISPOSITIONS    ENDING
                              SHARE         SHARES         SHARES       SHARE
AFFILIATE                     AMOUNT        AMOUNT         AMOUNT       AMOUNT
--------------------------------------------------------------------------------
MFS Mid Cap Growth Fund     12,149,073     1,151,783       44,084     13,256,772
MFS Mid Cap Value Fund       7,669,057       457,865       40,470      8,086,452
MFS Strategic Growth Fund    7,276,890       991,647       60,351      8,208,186

                                     REALIZED
                                       GAIN         DIVIDEND      ENDING
AFFILIATE                             (LOSS)         INCOME        VALUE
-----------------------------------------------------------------------------
MFS Mid Cap Growth Fund             $12,644         $  --      $119,443,514
MFS Mid Cap Value Fund               40,349            --       119,356,028
MFS Strategic Growth Fund            26,130            --       157,761,340
                                    $79,123         $  --      $396,560,882

A PROSPECTUS FOR ANY MFS PRODUCT CAN BE OBTAINED FROM YOUR INVESTMENT PROFESSIONAL. YOU SHOULD READ THE PROSPECTUS CAREFULLY BEFORE INVESTING AS IT CONTAINS COMPLETE INFORMATION ON THE FUND'S INVESTMENT OBJECTIVE(S), THE RISKS ASSOCIATED WITH AN INVESTMENT IN THE FUND, THE FEES, CHARGES, AND EXPENSES INVOLVED. THESE ELEMENTS, AS WELL AS OTHER INFORMATION CONTAINED IN THE PROSPECTUS, SHOULD BE CONSIDERED CAREFULLY BEFORE INVESTING.



(C)2005 MFS Investment Management

MFS investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.

MFS(R) Mutual Funds
QUARTERLY PORTFOLIO HOLDINGS 08/31/2005

MFS(R) CONSERVATIVE
ALLOCATION FUND

[graphic omitted]


                                                          [logo] M F S(R)
                                                          INVESTMENT MANAGEMENT

MFS Conservative Allocation Fund
PORTFOLIO OF INVESTMENTS (Unaudited) 08/31/2005

ISSUER                                                                                              SHARES                $ VALUE
---------------------------------------------------------------------------------------------------------------------------------
MUTUAL FUNDS - 100.0%
---------------------------------------------------------------------------------------------------------------------------------
MFS Government Securities Fund - Class I                                                         6,094,631           $ 59,178,869
---------------------------------------------------------------------------------------------------------------------------------
MFS Intermediate Investment Grade Bond Fund - Class I++                                          8,775,510             88,632,653
---------------------------------------------------------------------------------------------------------------------------------
MFS Limited Maturity Fund - Class I++                                                           18,238,282            117,819,301
---------------------------------------------------------------------------------------------------------------------------------
MFS Money Market Fund++                                                                         58,813,934             58,813,934
---------------------------------------------------------------------------------------------------------------------------------
MFS Research Bond Fund - Class I                                                                 2,850,081             29,583,847
---------------------------------------------------------------------------------------------------------------------------------
MFS Research Fund - Class I                                                                      4,098,730             88,327,625
---------------------------------------------------------------------------------------------------------------------------------
MFS Research International Fund - Class I                                                        1,781,516             30,321,399
---------------------------------------------------------------------------------------------------------------------------------
MFS Strategic Growth Fund - Class I*                                                             1,525,492             29,319,964
---------------------------------------------------------------------------------------------------------------------------------
MFS Value Fund - Class I                                                                         3,686,004             88,132,345
---------------------------------------------------------------------------------------------------------------------------------
Total Mutual Funds (Identified Cost, $542,963,609)                                           $ 590,129,937
---------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM OBLIGATION - 0%
---------------------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                          PAR AMOUNT                $ VALUE
---------------------------------------------------------------------------------------------------------------------------------
Edison Asset Securitization LLC, 3.58%, due 9/01/05, at Amortized Cost<@                     $      76,000           $     76,000
---------------------------------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $543,039,609)                                                                    $590,205,937
---------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - 0%                                                                                      (105,206)
---------------------------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                                                  $590,100,731
---------------------------------------------------------------------------------------------------------------------------------

 @ Security exempt from registration under Section 4(2) of the Securities Act of 1933.
 * Non-income producing security.
++ Affiliated issuers are those in which the fund's holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer.
 < The rate shown represents an annualized yield at time of purchase.

See attached schedules.

For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS CONSERVATIVE ALLOCATION FUND
SUPPLEMENTAL SCHEDULES (UNAUDITED) 08/31/2005

(1) Portfolio Securities
The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                  $ 543,142,041
                                                                =============
Gross unrealized appreciation                                   $  53,882,047
Gross unrealized depreciation                                     (6,818,151)
                                                                -------------
Net unrealized appreciation (depreciation)                      $  47,063,896
                                                                =============


(2) Transactions in Securities of Affiliated Issuers
Affiliated issuers, as defined under the Investment Company Act of 1940, are those in which the fund's holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of the fund's transactions in the securities of these issuers during the period ended August 31, 2005, is set forth below:


                            BEGINNING   ACQUISITIONS    DISPOSITIONS    ENDING
                              SHARE        SHARES          SHARES       SHARE
AFFILIATE                     AMOUNT       AMOUNT          AMOUNT       AMOUNT
-------------------------------------------------------------------------------
MFS Intermediate Investment
  Grade Bond Fund            8,276,610     499,766           866       8,775,510
MFS Limited Maturity Fund   17,177,552   1,060,730           -        18,238,282
MFS Money Market Fund       55,517,382   3,296,552           -        58,813,934



                                          REALIZED
                                            GAIN      DIVIDEND       ENDING
AFFILIATE                                  (LOSS)      INCOME        VALUE
------------------------------------------------------------------------------
MFS Intermediate Investment
  Grade Bond Fund                        $ (450)    $  939,380    $ 88,632,653
MFS Limited Maturity Fund                    -       1,152,838     117,819,301
MFS Money Market Fund                        -         426,363      58,813,934
                                         ------     ----------    ------------
                                         $ (450)    $2,518,581    $265,265,888
                                         ======     ==========    ============


A PROSPECTUS FOR ANY MFS PRODUCT CAN BE OBTAINED FROM YOUR INVESTMENT PROFESSIONAL. YOU SHOULD READ THE PROSPECTUS CAREFULLY BEFORE INVESTING AS IT CONTAINS COMPLETE INFORMATION ON THE FUND'S INVESTMENT OBJECTIVE(S), THE RISKS ASSOCIATED WITH AN INVESTMENT IN THE FUND, THE FEES, CHARGES, AND EXPENSES INVOLVED. THESE ELEMENTS, AS WELL AS OTHER INFORMATION CONTAINED IN THE PROSPECTUS, SHOULD BE CONSIDERED CAREFULLY BEFORE INVESTING.


(C)2005 MFS Investment Management

MFS investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.

MFS(R) Mutual Funds

QUARTERLY PORTFOLIO HOLDINGS 08/31/2005

MFS(R) GROWTH ALLOCATION FUND

[graphic omitted]


                                                          [logo] M F S(R)
                                                          INVESTMENT MANAGEMENT

MFS Growth Allocation Fund
PORTFOLIO OF INVESTMENTS (Unaudited) 08/31/2005

ISSUER                                                                                              SHARES                $ VALUE
---------------------------------------------------------------------------------------------------------------------------------
MUTUAL FUNDS - 99.9%
---------------------------------------------------------------------------------------------------------------------------------
MFS Government Securities Fund - Class I++                                                       9,088,885         $   88,253,076
---------------------------------------------------------------------------------------------------------------------------------
MFS High Income Fund - Class I++                                                                22,444,592             87,982,801
---------------------------------------------------------------------------------------------------------------------------------
MFS International New Discovery Fund - Class I                                                   3,757,344             89,875,677
---------------------------------------------------------------------------------------------------------------------------------
MFS Mid Cap Growth Fund - Class I++*                                                            19,453,849            175,279,179
---------------------------------------------------------------------------------------------------------------------------------
MFS Mid Cap Value Fund - Class I++                                                              11,889,077            175,482,779
---------------------------------------------------------------------------------------------------------------------------------
MFS Research Bond Fund - Class I++                                                              16,999,996            176,459,960
---------------------------------------------------------------------------------------------------------------------------------
MFS Research Fund - Class I++                                                                    8,101,332            174,583,706
---------------------------------------------------------------------------------------------------------------------------------
MFS Research International Fund - Class I++                                                     15,789,901            268,744,119
---------------------------------------------------------------------------------------------------------------------------------
MFS Strategic Growth Fund - Class I++*                                                          13,566,681            260,751,615
---------------------------------------------------------------------------------------------------------------------------------
MFS Value Fund - Class I                                                                        10,953,746            261,904,064
---------------------------------------------------------------------------------------------------------------------------------
Total Mutual Funds (Identified Cost, $1,521,520,934)                                                               $1,759,316,976
---------------------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                          PAR AMOUNT                $ VALUE
---------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM OBLIGATION - 0.1%
---------------------------------------------------------------------------------------------------------------------------------
General Electric Capital Corp., 3.58%, due 9/01/05, at Amortized Cost<                       $     895,000         $      895,000
---------------------------------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $1,522,415,934)                                                                $1,760,211,976
---------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - 0%                                                                                      (425,745)
---------------------------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                                                $1,759,786,231
---------------------------------------------------------------------------------------------------------------------------------

 < The rate shown represents an annualized yield at time of purchase.
 * Non-income producing security.
++ Affiliated issuers are those in which the fund's holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer.

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS GROWTH ALLOCATION FUND
SUPPLEMENTAL SCHEDULES (UNAUDITED) 08/31/2005

(1) Portfolio Securities
The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund as computed on a federal income tax basis, are as follows:

Aggregate cost                                                  $1,522,480,147
                                                                ==============
Gross unrealized appreciation                                   $  239,381,542
Gross unrealized depreciation                                       (1,649,713)
                                                                --------------
    Net unrealized appreciation(depreciation)                   $  237,731,829
                                                                ==============

(2) Transactions in Securities of Affiliated Issuers
Affiliated issuers, as defined under the Investment Company Act of 1940, are those in which the fund's holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of the fund's transactions in the securities of these issuers during the period ended August 31, 2005, is set forth below:

                             BEGINNING    ACQUISITIONS  DISPOSITIONS   ENDING
                               SHARE         SHARES        SHARES      SHARE
AFFILIATE                      AMOUNT        AMOUNT        AMOUNT      AMOUNT
--------------------------------------------------------------------------------
MFS Government Securities
  Fund                        8,159,868      935,526         6,509     9,088,885
MFS High Income Fund         20,795,443    1,673,432        24,283    22,444,592
MFS Mid Cap Growth Fund      18,832,136      636,073        14,360    19,453,849
MFS Mid Cap Value Fund       11,862,527       92,136        65,586    11,889,077
MFS Research Bond Fund       15,288,367    1,726,025        14,396    16,999,996
MFS Research Fund             7,813,452      292,941         5,061     8,101,332
MFS Research International
  Fund                       15,140,351      649,550          -       15,789,901
MFS Strategic Growth Fund    12,679,468      902,086        14,873    13,566,681

                                        REALIZED
                                          GAIN      DIVIDEND          ENDING
AFFILIATE                                (LOSS)      INCOME           VALUE
-------------------------------------------------------------------------------
MFS Government Securities Fund        $  (2,554)   $  905,351     $  88,253,076
MFS High Income Fund                     (3,400)    1,529,649        87,982,801
MFS Mid Cap Growth Fund                     403            --       175,279,179
MFS Mid Cap Value Fund                  (18,114)           --       175,482,779
MFS Research Bond Fund                   (7,443)    2,272,993       176,459,960
MFS Research Fund                         3,694            --       174,583,706
MFS Research International Fund            -               --       268,744,119
MFS Strategic Growth Fund                 5,724            --       260,751,615
                                      ---------    ----------    --------------
                                      $ (21,690)   $4,707,993    $1,407,537,235
                                      =========    ==========    ==============


A PROSPECTUS FOR ANY MFS PRODUCT CAN BE OBTAINED FROM YOUR INVESTMENT PROFESSIONAL. YOU SHOULD READ THE PROSPECTUS CAREFULLY BEFORE INVESTING AS IT CONTAINS COMPLETE INFORMATION ON THE FUND'S INVESTMENT OBJECTIVE(S), THE RISKS ASSOCIATED WITH AN INVESTMENT IN THE FUND, THE FEES, CHARGES, AND EXPENSES INVOLVED. THESE ELEMENTS, AS WELL AS OTHER INFORMATION CONTAINED IN THE PROSPECTUS, SHOULD BE CONSIDERED CAREFULLY BEFORE INVESTING.


(C)2005 MFS Investment Management

MFS investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.

MFS(R) Mutual Funds

QUARTERLY PORTFOLIO HOLDINGS 08/31/05

MFS(R) MODERATE
ALLOCATION FUND

[graphic omitted]


                                                          [logo] M F S(R)
                                                          INVESTMENT MANAGEMENT

MFS Moderate Allocation Fund
PORTFOLIO OF INVESTMENTS (Unaudited) 08/31/2005

ISSUER                                                                                              SHARES                $ VALUE
---------------------------------------------------------------------------------------------------------------------------------
MUTUAL FUNDS - 99.9%
---------------------------------------------------------------------------------------------------------------------------------
MFS Government Securities Fund - Class I++                                                      17,599,336         $  170,889,551
---------------------------------------------------------------------------------------------------------------------------------
MFS High Income Fund - Class I++                                                                21,727,176             85,170,531
---------------------------------------------------------------------------------------------------------------------------------
MFS Intermediate Investment Grade Bond Fund - Class I++                                         16,893,029            170,619,592
---------------------------------------------------------------------------------------------------------------------------------
MFS Mid Cap Growth Fund - Class I*                                                               9,436,231             85,020,444
---------------------------------------------------------------------------------------------------------------------------------
MFS Mid Cap Value Fund - Class I++                                                               5,833,146             86,097,242
---------------------------------------------------------------------------------------------------------------------------------
MFS Money Market Fund++                                                                         84,638,482             84,638,482
---------------------------------------------------------------------------------------------------------------------------------
MFS Research Bond Fund - Class I++                                                              16,457,844            170,832,426
---------------------------------------------------------------------------------------------------------------------------------
MFS Research Fund - Class I++                                                                   11,771,381            253,673,269
---------------------------------------------------------------------------------------------------------------------------------
MFS Research International Fund - Class I++                                                     10,299,818            175,302,895
---------------------------------------------------------------------------------------------------------------------------------
MFS Strategic Growth Fund - Class I++*                                                           8,747,201            168,121,211
---------------------------------------------------------------------------------------------------------------------------------
MFS Value Fund - Class I                                                                        10,593,098            253,280,977
---------------------------------------------------------------------------------------------------------------------------------
Total Mutual Funds (Identified Cost, $1,508,712,218)                                                               $1,703,646,620
---------------------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                          PAR AMOUNT                $ VALUE
---------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM OBLIGATION - 0.1%
---------------------------------------------------------------------------------------------------------------------------------
General Electric Capital Corp., 3.58%, due 9/01/05, at Amortized Cost<                       $   1,080,000         $    1,080,000
---------------------------------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $1,509,792,218)                                                                $1,704,726,620
---------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - 0%                                                                                      (621,814)
---------------------------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                                                $1,704,104,806
---------------------------------------------------------------------------------------------------------------------------------


 < The rate shown represents an annualized yield at time of purchase.
 * Non-income producing security.
++ Affiliated issuers are those in which the fund's holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer.

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS MODERATE ALLOCATION FUND
SUPPLEMENTAL SCHEDULES (UNAUDITED) 08/31/2005

(1) Portfolio Securities
The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund as computed on a federal income tax basis, are as follows:

Aggregate cost                                                  $1,510,153,951
                                                                ==============
Gross unrealized appreciation                                   $  199,531,072
Gross unrealized depreciation                                       (4,958,403)
                                                                --------------
Net unrealized appreciation (depreciation)                      $  194,572,669
                                                                ==============

(2) Transactions in Securities of Affiliated Issuers
Affiliated issuers, as defined under the Investment Company Act of 1940, are those in which the fund's holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of the fund's transactions in the securities of these issuers during the period ended August, 31 2005, is set forth below:

                                               BEGINNING    ACQUISITIONS       DISPOSITIONS       ENDING
                                                 SHARE        SHARES             SHARES           SHARE
AFFILIATE                                        AMOUNT       AMOUNT             AMOUNT           AMOUNT
-----------------------------------------------------------------------------------------------------------
MFS Government Securities Fund                 16,202,667    1,403,553            6,884          17,599,336
MFS High Income Fund                           20,742,834    1,012,274           27,932          21,727,176
MFS Intermediate Investment Grade Bond Fund    15,575,959    1,325,621            8,551          16,893,029
MFS Mid Cap Value Fund                          5,920,839           --           87,693           5,833,146
MFS Money Market Fund                          78,362,420    6,276,062               --          84,638,482
MFS Research Bond Fund                         15,183,827    1,282,352            8,335          16,457,844
MFS Research Fund                              11,707,322      113,767           49,708          11,771,381
MFS Research International Fund                10,028,894      283,415           12,491          10,299,818
MFS Strategic Growth Fund                       8,445,297      329,977           28,073           8,747,201

                                               REALIZED
                                                 GAIN       DIVIDEND            ENDING
AFFILIATE                                       (LOSS)       INCOME             VALUE
-------------------------------------------------------------------------------------------
MFS Government Securities Fund               $ (2,681)    $ 1,772,012        $  170,889,551
MFS High Income Fund                           (3,582)      1,501,793            85,170,531
MFS Intermediate Investment Grade Bond Fund    (4,495)      1,787,898           170,619,592
MFS Mid Cap Value Fund                         92,982              --            86,097,242
MFS Money Market Fund                              --         609,165            84,638,482
MFS Research Bond Fund                         (4,316)      2,224,856           170,832,426
MFS Research Fund                             123,994              --           253,673,269
MFS Research International Fund                18,879              --           175,302,895
MFS Strategic Growth Fund                      18,824              --           168,121,211
                                             --------     -----------        --------------
                                             $239,605     $ 7,895,724        $1,365,345,199
                                             ========     ===========        ==============

A PROSPECTUS FOR ANY MFS PRODUCT CAN BE OBTAINED FROM YOUR INVESTMENT PROFESSIONAL. YOU SHOULD READ THE PROSPECTUS CAREFULLY BEFORE INVESTING AS IT CONTAINS COMPLETE INFORMATION ON THE FUND'S INVESTMENT OBJECTIVE(S), THE RISKS ASSOCIATED WITH AN INVESTMENT IN THE FUND, THE FEES, CHARGES, AND EXPENSES INVOLVED. THESE ELEMENTS, AS WELL AS OTHER INFORMATION CONTAINED IN THE PROSPECTUS, SHOULD BE CONSIDERED CAREFULLY BEFORE INVESTING.


(C)2005 MFS Investment Management

MFS investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST X
            -------------------------------------------------------------------


By (Signature and Title)* ROBERT J. MANNING
                          -----------------------------------------------------
                          Robert J. Manning, President

Date: October 24, 2005
      ----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* ROBERT J. MANNING
                          -----------------------------------------------------
                          Robert J. Manning, President (Principal Executive Officer)

Date: October 24, 2005
      ----------------


By (Signature and Title)* TRACY ATKINSON
                          -----------------------------------------------------
                          Tracy Atkinson, Treasurer (Principal Financial Officer and Accounting Officer)

Date: October 24, 2005
      ----------------


* Print name and title of each signing officer under his or her signature.